Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2016
Registrant Name	dei_EntityRegistrantName	FEDERATED MUNICIPAL SECURITIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000201801
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 26, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 27, 2016
Prospectus Date	rr_ProspectusDate	May 31, 2016